Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable, consisted of the following:

(in USD)	December 31, 2024	December 31, 2025
Accounts receivable:
Technology financing fee receivables	2,946,693	4,172,463
Technology platform fee receivables	1,145,047	3,798,646
Total accounts receivable	4,091,740	7,971,109